Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash	$ 1,436,642	$ 1,079,356	$ 767,494
Restricted Cash		228,840	0
Accounts receivable	2,561,045	2,461,746	1,221,962
Inventory	235,243	238,794	0
Marketable securities	1,018,573	1,018,573	1,018,573
Deposits and prepaid expenses	711,035	373,994	528,468
Total current assets	5,962,538	5,401,303	3,536,497
Non-current assets:
Fixed assets, net of accumulated depreciation of $1,857,114 and $1,785,401	2,415,022	2,406,591	309,877
Oil & gas properties using full-cost accounting, net of accumulated DD&A	60,905,245	61,349,403	33,202,898
Other non-current assets	803,277	834,180	0
Total non-current assets	64,123,544	64,590,174	33,512,775
Total assets	70,086,082	69,991,477	37,049,272
Current liabilities:
Accounts payable	2,505,317	2,424,009	2,384,090
Accrued liabilities	2,520,897	3,070,461	590,205
Derivative liability	1,116,171	1,011,708	757,181
Note Payable		0	825,000
Total current liabilities	6,142,385	6,506,178	4,556,476
Non-Current Liabilities
Asset retirement obligation	2,747,016	2,687,801	1,336,151
Long-term debt	32,038,159	31,547,255	8,500,000
Derivative liability	304,469	339,642	1,043,114
Total non-current liabilities	35,089,644	34,574,698	10,879,265
Total liabilities	41,232,029	41,080,876	15,435,741
Commitments and Contingencies
Stockholders' Equity:
Preferred stock, $0.001 par value, 25,000,000 shares authorized, 4,779,460 shares issued and outstanding	4,780	4,780	4,780
Common stock, $0.001 par value, 250,000,000 shares authorized; shares issued and outstanding 115,257,967 at March 31, 2014 and 115,004,045 at December 31, 2013	115,258	115,005	73,587
Treasury Stock, 5,750,000 shares	(2,551,000)	(2,551,000)	(2,551,000)
Paid in capital	52,595,821	52,356,811	45,352,096
Accumulated other comprehensive income	(552,589)	(552,589)	(552,589)
Retained (deficit)	(20,758,217)	(20,462,406)	(20,713,343)
Total stockholders' equity	28,854,053	28,910,601	21,613,531
Total liabilities and stockholders' equity	$ 70,086,082	$ 69,991,477	$ 37,049,272